Taxes Payable	12 Months Ended
Dec. 31, 2025
Taxes Payable [Abstract]
Taxes payable
12.	Taxes payable

Taxes payable consisted of the following:

	As of December 31,
	2024	2025
Value-added tax	1,940,711	1,534,009
Surtaxes	145,505	1,636,110
Withholding individual income tax	60,603	96,048
Total	2,146,819	3,266,167